SCHEDULE OF RIGHT OF USE ASSETS (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Right of use assets, Cost, Balance	$ 1,455,039
Right of use assets, Cost, Additions	36,110
Right of use assets, Cost, Balance	1,491,149	$ 1,455,039
Right of use assets, Accumulated depreciation, Balance	1,225,423	1,082,695
Accumulated depreciation, Charge for the year	73,099	142,728
Right of use assets, Accumulated depreciation, Balance	1,298,522	1,225,423
Right of use assets, Net book value	$ 192,627	$ 229,616